Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous current liabilities [abstract]
Accrued liabilities and other payables

	December 31,
	2022	2021
Accrued Interest Swap Loss	—	30
Accrued audit fees	77	82
Other accruals	5,552	3,262
Insurance deductibles	104	64
Other payables	81	59
Total	5,814	3,497